BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 12:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2023	2022	2021
Numerator - continuing operations:

Income (loss) from continuing operations attributable to Senstar shareholders	$(1,289)	$4,029	$(2,191)

Numerator - discontinued operations:

Net income (loss) from discontinued operations, less income (loss) attributed to redeemable non-controlling interests and non-controlling interests, including accretion of redeemable non-controlling interests to redemption value	$-	$(198)	$8,607

Denominator:

Denominator for basic net earnings per share weighted-average number of shares outstanding	23,309,987	23,308,001	23,208,589
Effect of diluting securities:
Employee stock options	-	1,975	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	23,309,987	23,309,976	23,208,589